Revenue - Contract - Summary of Changes in Estimated Total Contract Costs and Impact on Profit or Loss (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Changes in total contract revenues	₩ 1,198,301	₩ 1,346,547	₩ 1,362,828
Changes in estimated total contract costs	1,242,208	1,578,811	1,419,726
Changes in profit before income taxes of construction contract
- Current period	(410,413)	(314,409)	(91,397)
- Future periods	₩ 366,506	₩ 82,145	₩ 34,499